INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning	$ 26,107,146	$ 1,850,000
Acquisitions	2,964,278	24,257,146
Impairment	(1,850,000)	0
Measurement period adjustment	(334,861)	0
Goodwill, ending	26,886,563	26,107,146
Indefinite lived intangible assets, beginning	45,515	45,515
Acquisitions	0	0
Impairment	0	0
Measurement period adjustment	0	0
Indefinite lived intangible assets, ending	$ 45,515	$ 45,515